Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	ACNB Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	1-35015
Entity Tax Identification Number	23-2233457
Entity Address, Address Line One	16 Lincoln Square
Entity Address, City or Town	Gettysburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17325
City Area Code	717
Local Phone Number	334.3161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	ACNB
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000715579